Transfer of financial assets, assets pledged and received as collateral - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	€ 100,392	€ 105,944
Mandatory reserve deposits
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	€ 11,925	€ 11,648